United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form N-Q
                   Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                   811-6447

                      (Investment Company Act File Number)


                     Federated Fixed Income Securities, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                             5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                (412) 288-1900
                         (Registrant's Telephone Number)


                          John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments



FEDERATED LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

    Principal
      Amount                                                                           Value

                             MUNICIPAL BONDS--94.9%
                       Alabama--4.0%
 $  2,865,000          DCH Health Care Authority, Health Care Facilities
                       Revenue Bonds, 4.00%, 6/1/2007                         $      2,876,861
     945,000           Huntsville, AL Health Care Authority, Revenue
                       Bonds, 5.25% (Huntsville Hospital System), 6/1/2006            949,205
                           TOTAL                                                     3,826,066
                       Arizona--2.1%
    1,000,000    (1)   Yavapai, AZ IDA, Solid Waste Disposal Revenue
                       Bonds, 4.45% TOBs (Waste Management, Inc.),
                       Mandatory Tender 3/1/2008                                     1,006,350
    1,000,000    (1)   Yavapai, AZ IDA, Solid Waste Disposal Revenue
                       Bonds, 3.65% TOBs (Waste Management, Inc.),
                       Mandatory Tender 3/1/2006                                     1,010,130
                           TOTAL                                                     2,016,480
                       Arkansas--3.6%
     425,000           Arkansas Development Finance Authority, Exempt
                       Facilities Revenue Bonds, 3.65% TOBs (Waste
                       Management, Inc.), Mandatory Tender 8/1/2006                   424,133
    1,475,000          Pulaski County, AR, Hospital Refunding Revenue
                       Bonds (Series 2002B), 4.25% (Arkansas Children's
                       Hospital), 3/1/2006                                           1,475,103
    1,530,000          Pulaski County, AR, Hospital Refunding Revenue
                       Bonds (Series 2002B), 4.50% (Arkansas Children's
                       Hospital), 3/1/2007                                           1,545,591
                           TOTAL                                                     3,444,827
                       California--2.8%
      15,000           Delta Counties, CA Home Mortgage Finance
                       Authority, SFM Revenue Bonds (Series 1998A), 4.85%
                       (GNMA COL Home Mortgage Program)/(MBIA Insurance
                       Corp. INS), 12/1/2008                                           15,015
    1,000,000          Los Angeles, CA Unified School District, UT GO
                       Bonds (Election of 2005-Series C), 5.00% (AMBAC
                       INS), 7/1/2010                                                1,063,620
    1,500,000          Los Angeles, CA Unified School District, UT GO
                       Bonds (Election of 2005-Series C), 5.00% (AMBAC
                       INS), 7/1/2011                                                1,612,470
                           TOTAL                                                     2,691,105
                       Colorado--5.9%
     730,000           Adonea, CO Metropolitan District No. 2, Revenue
                       Bonds (Series 2005B), 4.375% (Compass Bank,
                       Birmingham LOC)/(Original Issue Yield: 4.50%),
                       12/1/2015                                                      725,773
     100,000           Beacon Point, CO Metropolitan District, Revenue
                       Bonds (Series 2005B), 4.375% (Compass Bank,
                       Birmingham LOC)/(Original Issue Yield: 4.50%),
                       12/1/2015                                                      100,018
    1,000,000          Colorado Health Facilities Authority, Health
                       Facilities Revenue Bonds (Series 2004B), 3.75%
                       TOBs (Evangelical Lutheran Good Samaritan
                       Society), Mandatory Tender 6/1/2009                            988,540
    1,300,000          Colorado Health Facilities Authority, Revenue
                       Bonds (Series 2005), 5.00% (Covenant Retirement
                       Communities, Inc.), 12/1/2011                                 1,346,098
    2,000,000          Countrydale, CO Metropolitan District, LT GO
                       Refunding Bonds, 3.50% TOBs (Compass Bank,
                       Birmingham LOC), Mandatory Tender 12/1/2007                   1,985,180
     140,000           Denver, CO Health & Hospital Authority, Healthcare
                       Revenue Bonds (Series 2001A), 5.25%, 12/1/2006                 141,409
     200,000           Denver, CO Health & Hospital Authority, Healthcare
                       Revenue Bonds (Series 2001A), 5.25%, 12/1/2007                 204,140
     200,000           High Plains, CO Metropolitan District, Revenue
                       Bonds (Series 2005B), 4.375% (Compass Bank,
                       Birmingham LOC)/(Original Issue Yield: 4.50%),
                       12/1/2015                                                      200,036
                           TOTAL                                                     5,691,194
                       Connecticut--1.8%
    1,750,000          Connecticut Development Authority, PCR Bonds,
                       3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC
                       INS), Mandatory Tender 10/1/2008                              1,721,580
                       Florida--1.4%
    1,355,000    (1)   Florida State Department of Corrections, Custodial
                       Receipts, 3.00%, 9/10/2009                                    1,331,653
                       Georgia--2.6%
     935,000           Coffee County, GA Hospital Authority, Refunding
                       Revenue Bonds, 5.00% (Coffee Regional Medical
                       Center, Inc.), 12/1/2010                                       965,350
    1,505,000          Decatur County-Bainbridge, GA IDA, Revenue Bonds,
                       4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle
                       Bank, N.A. LOC), Mandatory Tender 6/1/2006                    1,504,338
                           TOTAL                                                     2,469,688
                       Idaho--0.2%
     200,000           Idaho Housing Agency, SFM Bonds, (Series B-2),
                       4.65%, 7/1/2028                                                200,230
                       Illinois--3.3%
      10,000           Chicago, IL SFM, COL SFM Revenue Bonds (Series
                       1997B), 5.10% (GNMA COL Home Mortgage Program),
                       9/1/2007                                                        10,020
    1,000,000          Chicago, IL Transit Authority, Capital Grant
                       Receipts Revenue Bonds (Series B), 4.25% (AMBAC
                       INS), 6/1/2008                                                1,000,690
      90,000           Illinois Development Finance Authority IDB,
                       Mortgage Revenue Refunding Bonds, (Series 1997A),
                       5.20% (MBIA Insurance Corp. INS)/(FHA LOC),
                       7/1/2008                                                        91,094
    2,000,000          Illinois Health Facilities Authority, Revenue
                       Bonds, 5.25% (Advocate Health Care Network)/
                       ---------------------------------------------------
                       (Original Issue Yield: 5.33%), 11/15/2006                     2,024,080
                           TOTAL                                                     3,125,884
                       Indiana--2.9%
    1,000,000          Indiana Development Finance Authority, Refunding
                       Revenue Bonds (Series 1998A), 4.75% TOBs (Southern
                       Indiana Gas & Electric Co.), Mandatory Tender
                       3/1/2006                                                      1,000,000
     815,000           Indiana Health & Educational Facility Financing
                       Authority, Revenue Bonds (Series 2005), 5.00%
                       (Baptist Homes of Indiana), 11/15/2009                         842,963
    1,000,000          Lawrenceburg, IN PCR Board, PCRBs (Series F),
                       2.625% TOBs (Indiana Michigan Power Co.),
                       Mandatory Tender 10/1/2006                                     992,610
                           TOTAL                                                     2,835,573
                       Kansas--2.8%
    1,000,000          Burlington, KS, Refunding Revenue Bonds (Series
                       1998B), 4.75% TOBs (Kansas City Power And Light
                       Co.), Mandatory Tender 10/1/2007                              1,014,440
     785,000           Lawrence, KS Hospital Authority, Hospital Revenue
                       Bonds, 4.00% (Lawrence Memorial Hospital), 7/1/2008            787,496
      15,000           Sedgwick & Shawnee Counties, KS, SFM Revenue
                       Bonds, Mortgage-Backed Securities Program, (Series
                       1998 A-1), 5.00% (GNMA COL Home Mortgage Program),
                       6/1/2013                                                        15,027
     900,000           Spring Hill, KS, UT GO Temporary Notes (Series
                       2005A), 4.25%, 11/1/2009                                       903,267
                           TOTAL                                                     2,720,230
                       Louisiana--3.1%
    1,000,000          Calcasieu Parish, LA, IDB, PCR Refunding Bonds,
                       (Series 2001), 4.80% (Occidental Petroleum Corp.),
                       12/1/2006                                                     1,005,410
    2,000,000          Louisiana State Offshore Terminal Authority, Deep
                       Water Port Refunding Revenue Bonds (Series 2003D),
                       4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008              1,989,960
                           TOTAL                                                     2,995,370
                       Michigan--3.5%
    1,000,000          Michigan State Hospital Finance Authority,
                       Hospital Refunding Revenue Bonds (Series 2003A),
                       5.00% (Henry Ford Health System, MI), 3/1/2008                1,024,610
    1,000,000          Michigan State Strategic Fund, Revenue Bonds,
                       3.75% TOBs (Waste Management, Inc.), Mandatory
                       Tender 8/1/2007                                                995,180
    1,285,000          Saginaw, MI Hospital Finance Authority, Hospital
                       Revenue Refunding Bonds (Series 2004G), 4.75%
                       (Covenant Medical Center, Inc.), 7/1/2009                     1,319,258
                           TOTAL                                                     3,339,048
                       Minnesota--2.7%
    1,530,000          Minneapolis, MN Health Care System, Revenue Bonds
                       (Series 2002A), 5.00% (Allina Health System, MN),
                       11/15/2007                                                    1,562,864
     750,000           Minneapolis/St. Paul, MN Housing & Redevelopment
                       Authority, Health Care Facility Revenue Bonds
                       (Series 2003), 4.50% (HealthPartners Obligated
                       Group), 12/1/2007                                              759,510
     300,000           St. Paul, MN Housing & Redevelopment Authority,
                       Health Care Revenue Bonds (Series 2005), 5.00%
                       (Gillette Children's Specialty Healthcare),
                       2/1/2009                                                       309,339
                           TOTAL                                                     2,631,713
                       Missouri--1.1%
     960,000           Cape Girardeau County, MO IDA, Health Care
                       Facilities Revenue Bonds, (Series A), 5.00% (St.
                       Francis Medical Center, MO), 6/1/2007                          975,658
     115,000           Kansas City, MO IDA, PCR Bonds, 6.05% (General
                       Motors Corp.), 4/1/2006                                        114,711
                           TOTAL                                                     1,090,369
                       New Hampshire--2.0%
    2,000,000          New Hampshire Business Finance Authority,
                       Refunding PCR Bonds, 3.50% TOBs (United
                       Illuminating Co.), Mandatory Tender 2/1/2009                  1,955,240
                       New Jersey--4.0%
     850,000           Bayonne, NJ Redevelopment Agency, Project Notes
                       (Series 2005A), 5.00%, 4/13/2007                               853,536
     700,000           Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006            703,024
     500,000           Bayonne, NJ, 5.00% BANs, 10/27/2006                            502,570
     600,000           Bayonne, NJ, BANs, 5.00% BANs, 10/27/2006                      602,898
     500,000           New Jersey EDA, Revenue Bonds, (Series 2004),
                       5.00% (NJ Dedicated Cigarette Excise Tax),
                       6/15/2008                                                      513,050
     705,000           New Jersey EDA, Revenue Refunding Bonds (Series
                       A), 4.00% (Winchester Gardens at Ward
                       Homestead)/(Original Issue Yield: 4.10%), 11/1/2009            694,249
                           TOTAL                                                     3,869,327
                       New Mexico--1.0%
    1,000,000          Farmington, NM, Refunding Revenue Bonds (Series
                       2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC
                       INS) Mandatory Tender 8/1/2012 999,690 New York--7.6%
    1,110,000          Dutchess County, NY IDA, Revenue Bonds, 4.00%
                       (Marist College), 7/1/2009                                    1,106,515
    1,000,000          New York City, NY, UT GO Bonds (Series 2001F),
                       5.00%, 8/1/2007                                               1,021,420
    1,000,000          New York City, NY, UT GO Bonds (Series D), 5.00%,
                       8/1/2006                                                      1,007,040
    1,000,000          New York City, NY, UT GO Bonds (Series E), 5.00%,
                       8/1/2007                                                      1,021,420
    1,000,000          New York City, NY, UT GO Bonds, (Series F), 5.00%,
                       8/1/2008                                                      1,033,780
    1,620,000          New York State Dormitory Authority, Revenue Bonds
                       (Series 2003), 4.00% (Kateri Residence )/(Allied
                       Irish Banks PLC LOC), 7/1/2008                                1,633,997
     500,000           TSASC, Inc. NY, Tobacco Settlement Asset-Backed
                       Bonds (Series 2006-1), 4.75% (Original Issue
                       Yield: 4.83%), 6/1/2022                                        500,370
                           TOTAL                                                     7,324,542
                       North Carolina--1.6%
    1,500,000          North Carolina State, UT GO Bonds (Series 1997A),
                       5.20% (United States Treasury PRF 3/1/2007
                       @102)/(Original Issue Yield: 5.35%), 3/1/2013                 1,556,040
                       Ohio--5.5%
    1,450,000          Hicksville, OH Village School District, 4.50%
                       BANs, 7/18/2006                                               1,453,640
    1,000,000          Mahoning County, OH Hospital Facilities,
                       Adjustable Rate Demand Health Care Facilities
                       Revenue Refunding Bonds (Series 2002), 3.71% TOBs
                       (Copeland Oaks Project)/(Sky Bank LOC), Mandatory
                       Tender 4/1/2008                                                990,950
     115,000           Ohio HFA, Residential Mortgage Revenue Bonds
                       (Series 1998A-1), 4.90% (GNMA COL Home Mortgage
                       Program), 9/1/2025                                             115,010
     675,000           Ohio State Air Quality Development Authority, PCR
                       Revenue Bonds, 4.25% TOBs (Pennsylvania Power
                       Co.), Optional Tender 7/1/2006                                 674,683
    2,000,000          Ohio State Revenue, Major New State Infrastructure
                       Revenue Bonds, 5.00%, 6/15/2006                               2,009,640
                           TOTAL                                                     5,243,923
                       Oregon--1.8%
    1,000,000          Clackamas County, OR Hospital Facilities
                       Authority, Revenue Refunding Bonds (Series 2001),
                       5.00% (Legacy Health System), 5/1/2006                        1,002,620
     750,000           Port of Portland, OR, 4.65% TOBs (Union Pacific
                       Railroad Co.)/(Union Pacific Corp. GTD), Optional
                       Tender 12/1/2006                                               752,445
                           TOTAL                                                     1,755,065
                       Pennsylvania--4.4%
    1,020,000          Commonwealth of Pennsylvania, UT GO Bonds, 5.25%,
                       10/15/2006                                                    1,031,995
     840,000           Erie, PA Higher Education Building Authority,
                       College Revenue Refunding Bonds (Series 2004A),
                       3.50% (Mercyhurst College)/(Original Issue Yield:
                       3.57%), 3/15/2009                                              827,392
     215,000           Erie, PA Higher Education Building Authority,
                       College Revenue Refunding Bonds (Series 2004B),
                       3.50% (Mercyhurst College)/(Original Issue Yield:
                       3.57%), 3/15/2009                                              211,773
    1,075,000          Lebanon County, PA Health Facilities Authority,
                       Hospital Revenue Bonds, 4.00% (Good Samaritan
                       Hospital), 11/15/2008                                         1,073,054
      5,000            Pennsylvania EDFA, Resource Recovery Refunding
                       Revenue Bonds (Series B), 6.75% (Northampton
                       Generating), 1/1/2007                                           5,037
    1,005,000          Pennsylvania State Higher Education Facilities
                       Authority, Revenue Bonds (Series 2001A), 5.75%
                       (UPMC Health System), 1/15/2008                               1,042,014
                           TOTAL                                                     4,191,265
                       Rhode Island--1.1%
     500,000           Rhode Island State Health and Educational Building
                       Corp., Hospital Financing Revenue Bonds (Series
                       2002), 5.25% (Lifespan Obligated Group), 8/15/2006             503,520
     510,000           Rhode Island State Health and Educational Building
                       Corp., Hospital Financing Revenue Bonds (Series
                       2002), 5.50% (Lifespan Obligated Group), 8/15/2007             521,954
                           TOTAL                                                     1,025,474
                       South Carolina--1.6%
    1,500,000          Richland County, SC, Environmental Improvement
                       Revenue Refunding Bonds (Series 2002A), 4.25%
                       (International Paper Co.), 10/1/2007                          1,504,755
                       Tennessee--1.0%
    1,000,000          Carter County, TN IDB, (Series 1983), 4.15%
                       (Temple-Inland, Inc.), 10/1/2007                              1,001,800
                       Texas--10.6%
    3,000,000          Austin, TX Water and Wastewater System, Refunding
                       Revenue Bonds (Series 2002A), 5.25% (AMBAC INS),
                       11/15/2007                                                    3,088,710
    1,000,000          Gulf Coast, TX Waste Disposal Authority,
                       Environmental Facilities Refunding Revenue Bonds,
                       4.20% (Occidental Petroleum Corp.), 11/1/2006                 1,002,260
    1,500,000          North Central Texas HFDC, Revenue Bonds, 5.50%
                       (Baylor Health Care System), 5/15/2007                        1,531,575
    2,000,000          Texas Turnpike Authority, Second Tier BANs (Series
                       2002), 5.00%, 6/1/2008                                        2,064,180
    1,500,000          Texas Water Development Board, State Revolving
                       Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007              1,541,625
    1,000,000          Trinity River Authority, TX, PCR Refunding Bonds
                       (Series 2001 A), 5.00% TOBs (TXU Energy Company
                       LLC), Mandatory Tender 11/1/2006                              1,005,230
                           TOTAL                                                     10,233,580
                       Utah--0.8%
     735,000           Intermountain Power Agency, UT, Power Supply
                       Revenue Refunding (Series B) Bonds, 6.00% (MBIA
                       Insurance Corp. LOC), 7/1/2006                                 741,475
                       Virginia--2.9%
    1,000,000          Chesterfield County, VA IDA, PCRBs, 4.95%
                       (Virginia Electric & Power Co.), 12/1/2007                    1,006,180
    1,000,000          Hopewell, VA, Public Improvement UT GO Bonds
                       (Series 2004A), 5.00%, 7/15/2009                              1,015,380
     750,000           Virginia Peninsula Port Authority, Revenue
                       Refunding Bonds (Series 2003), 3.30% TOBs
                       (Dominion Terminal Associates)/(Dominion
                       Resources, Inc. GTD), Mandatory Tender 10/1/2008               740,175
                           TOTAL                                                     2,761,735
                       Wisconsin--1.1%
     105,000           Green Bay, WI Area Public School District, UT GO
                       Bonds, 5.10% (United States Treasury PRF 4/1/2006
                       @100), 4/1/2007                                                105,168
     925,000           Green Bay, WI Area Public School District, UT GO
                       Bonds, 5.10%, 4/1/2007                                         926,323
                           TOTAL                                                     1,031,491
                       Wyoming--4.1%
    1,500,000          Albany County, WY, PCRBs (Series 1985), 4.65% TOBs
                       (Union Pacific Railroad Co.)/(Union Pacific Corp.
                       GTD), Optional Tender 12/1/2006                               1,500,570
    2,500,000          Lincoln County, WY, PCR Refunding Bonds (Series
                       1991), 3.40% TOBs (Pacificorp), Mandatory Tender
                       6/1/2010                                                      2,443,900
                           TOTAL                                                     3,944,470
                           TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                       $91,530,927)                                                  91,270,882

                         SHORT-TERM MUNICIPALS--2.1%(2)
                       Alabama--1.0%
     900,000           Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs
                       (Alabama Power Co.), 3.000%, 3/1/2006                          900,000
                       California--1.0%
    1,000,000          California PCFA, Solid Waste Disposal Revenue
                       Bonds Weekly VRDNs (Republic Services, Inc.),
                       3.430%, 3/2/2006                                              1,000,000
                       Pennsylvania--0.1%
     100,000           Philadelphia, PA Authority for Industrial
                       Development Daily VRDNs (Newcourtland Elder
                       Services)/(PNC Bank, N.A. LOC), 2.930%, 3/1/2006               100,000
                           TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)           2,000,000
                           TOTAL MUNICIPAL INVESTMENTS - 97.0%
                       ---------------------------------------------------
                           (IDENTIFIED COST $93,530,927)(3)                          93,270,882
                           OTHER ASSETS AND LIABILITIES - NET - 3.0%                 2,907,913
                           TOTAL NET ASSETS - 100%                            $      96,178,795

==============================================================================
       Securities that are subject to the federal alternative minimum tax (AMT) represent 12.8% of the portfolio as calculated based upon total portfolio market value.

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $3,348,133 which represents 3.5% of total net assets.
     2 Current rate and next reset date shown for Variable Rate Demand Notes. 3 The cost of investments for federal tax purposes amounts to
       $93,530,896. The net unrealized depreciation of investments for federal tax purposes was $260,014. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $178,857 and net unrealized depreciation from investments for those securities having an excess of cost over value of $438,871.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.


Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 28, 2006 is as follows:

Security                            Acquisition Date      Acquisition Cost
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Florida State Department of             2/27/2004            $1,355,000
Corrections, Custodial Receipts,
3.00%, 9/10/2009
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Yavapai, AZ IDA, Solid Waste            2/26/2003            $1,000,000
Disposal Revenue Bonds, 3.65%
TOBs (Waste Management, Inc.),
Mandatory Tender 3/1/2006
-------------------------------------------------------------------------------



The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
PCFA        --Pollution Control Finance Authority
PCR         --Pollution Control Revenue
PCRBs       --Pollution Control Revenue Bonds
PRF         --Prerefunded
SFM         --Single Family Mortgage
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes






FEDERATED STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

    Principal                                                                      Value in
    Amount or                                                                    U.S. Dollars
      Shares

                           U.S. CORPORATE BONDS--4.8%
                     Basic Industry - Chemicals--0.2%
 $  1,450,000   (1)  Fertinitro Finance, Company Guarantee, 8.290%,
                     4/1/2020                                                $     1,196,250
    1,250,000   (1)  Reliance Industries Ltd., Bond, 8.250%, 1/15/2027             1,273,438
                         TOTAL                                                     2,469,688
                     Basic Industry - Metals & Mining--0.3%
    3,000,000        Placer Dome, Inc., Bond, 8.500%, 12/31/2045                   3,078,796
                          Basic Industry - Paper--0.5%
    4,360,000        Louisiana-Pacific Corp., 8.875%, 8/15/2010                    4,847,317
     250,000         Pope & Talbot, Inc., 8.375%, 6/1/2013                          175,000
     450,000         Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027                    489,155
                         TOTAL                                                     5,511,472
                     Capital Goods - Diversified Manufacturing--0.2%
    2,020,000   (1)  Tyco International Group, 4.436%, 6/15/2007                   1,999,906
                       Capital Goods - Environmental--0.3%
    2,700,000        Waste Management, Inc., Deb., 8.750%, 5/1/2018                2,879,035
                     Communications - Media & Cable--0.1%
    1,000,000        Lenfest Communications, Inc., Sr. Sub. Note,
                     10.500%, 6/15/2006                                            1,020,496
                     Communications - Media Noncable--0.5%
    2,535,000        British Sky Broadcasting Group PLC, 8.200%,
                     7/15/2009                                                     2,750,941
    1,187,000        British Sky Broadcasting Group PLC, Note, 6.875%,
                     2/23/2009                                                     1,231,740
    1,000,000        News America Holdings, Note, 8.150%, 10/17/2036               1,219,121
                         TOTAL                                                     5,201,802
                     Communications - Telecom Wirelines--0.1%
    1,000,000        Telecom de Puerto Rico, Note, 6.650%, 5/15/2006               1,002,629
                     Consumer Cyclical - Automotive--0.4%
    3,000,000        DaimlerChrysler North America, Unsecd. Note,
                     4.050%, 6/4/2008                                              2,907,574
    1,000,000        General Motors Acceptance, 8.000%, 11/1/2031                   915,580
     775,000         General Motors Corp., Note, 9.450%, 11/1/2011                  590,938
                         TOTAL                                                     4,414,092
                     Consumer Cyclical - Entertainment--0.1%
     940,000         Time Warner, Inc., Deb., 8.110%, 8/15/2006                     951,991
                     Energy - Integrated--0.1%
    1,500,000        Husky Oil Ltd., Company Guarantee, 8.900%,
                     8/15/2028                                                     1,599,846
                     Financial Institution - Banking--0.9%
    4,000,000        First Union Institutional, Bond, 8.040%, 12/1/2026            4,230,510
    2,000,000        PNC Financial Services, Company Guarantee, 8.625%,
                     12/31/2026                                                    2,134,929
    2,150,000   (1)  Regional Diversified Funding, 9.250%, 3/15/2030               2,520,279
    1,000,000   (1)  Swedbank, Sub., 7.500%, 11/29/2049                            1,015,835
                         TOTAL                                                     9,901,553
                     Financial Institution - Brokerage--0.2%
    2,300,000        Amvescap PLC, Sr. Note, 5.900%, 1/15/2007                     2,304,167
                     Financial Institution - Finance Noncaptive--0.1%
     500,000         Susa Partnership LP, 8.200%, 6/1/2017                          608,469
                     Financial Institution - Insurance - Life--0.3%
     750,000         Delphi Funding, 9.310%, 3/25/2027                              790,022
    2,000,000   (1)  Life Re Capital Trust I, Company Guarantee,
                     8.720%, 6/15/2027                                             2,161,131
     500,000    (1)  Union Central Life Insurance Co., Note, 8.200%,
                     11/1/2026                                                      568,419
                         TOTAL                                                     3,519,572
                     Financial Institution - Insurance - P&C--0.4%
    1,000,000   (1)  Liberty Mutual Insurance Co., Sub. Note, 8.200%,
                     5/4/2007                                                      1,027,579
    2,800,000   (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006                   2,750,046
     500,000    (1)  USF&G Cap, 8.312%, 7/1/2046                                    601,023
     500,000         USF&G Corp., Company Guarantee, 8.470%, 1/10/2027              530,410
                         TOTAL                                                     4,909,058
                     Technology--0.1%
    1,650,000        Unisys Corp., 8.125%, 6/1/2006                                1,699,500
                         TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST
                         $52,831,530)                                             53,072,072

                           INTERNATIONAL BONDS - 4.5%

                     AUSTRALIAN DOLLAR--0.4%
                     State/Provincial--0.4%
    3,900,000        New South Wales, State of, Local Gov't. Guarantee,
                     Series 08RG, 8.000%, 3/1/2008                                 3,034,168
     700,000         West Aust Treasury Corp., Local Gov't. Guarantee,
                     Series 07, 8.000%, 10/15/2007                                  539,812
                         TOTAL AUSTRALIAN DOLLAR                                   3,573,980

                     JAPANESE YEN--3.0%
                     Banking--2.3%
   450,000,000       Bayerische Landesbank, Sr. Unsub., Series EMTN,
                     1.000%, 9/20/2010                                             3,882,273
   400,000,000       Bk Nederlandse Gemeenten, Sr. Unsub., 0.800%,
                     9/22/2008                                                     3,471,815
   344,000,000       Cie Financement Foncier, 0.400%, Series EMTN,
                     9/22/2006                                                     2,977,583
   500,000,000       KFW International Finance, 1.750%, 3/23/2010                  4,457,691
   190,000,000       KFW International Finance, Series EMTN, 2.050%,
                     9/21/2009                                                     1,712,224
   400,000,000       OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010               3,566,623
   600,000,000       Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN,
                     1.600%, 2/15/2011                                             5,294,285
                         TOTAL                                                    25,362,494
                         Financial Intermediaries--0.3%
   400,000,000       Eksportfinans, Bond, 1.800%, 6/21/2010                        3,572,891
                     Supranational--0.4%
   500,000,000       Inter-American Development Bank, 1.900%, 7/8/2009             4,481,016
                         TOTAL JAPANESE YEN                                       33,416,401

                     U.S. DOLLAR--1.1%
                     Cable & Wireless Television--0.5%
    8,000,000   (2)  Satelites Mexicanos SA, Sr. Note, 10.125%,
                     12/31/2006                                                    5,040,000
                        Container & Glass Products--0.3%
     700,000         Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007            666,750
    3,000,000   (1)  Vitro SA, Note, Series 144A, 11.750%, 11/1/2013               2,850,000
                         TOTAL                                                     3,516,750
                     Oil & Gas--0.3%
    3,600,000        Bluewater Finance Ltd., Company Guarantee,
                     10.250%, 2/15/2012                                            3,897,000
                         TOTAL U.S. DOLLAR                                        12,453,750
                         TOTAL INTERNATIONAL BONDS (IDENTIFIED COST
                         $52,486,172)                                             49,444,131

                           GOVERNMENTS/AGENCIES--9.5%

                     AUSTRALIAN DOLLAR--0.0%
                     State/Provincial--0.0%
     550,000         Victoria, State of, Local Government. Guarantee,
                     10.250%, 11/15/2006                                            421,685

                     BRITISH POUND--0.9%
                     Sovereign--0.9%
    2,250,000        United Kingdom, Government of, Bond, 5.000%,
                     3/7/2008                                                      3,994,085
    3,250,000        United Kingdom, Government of, Bond, 5.750%,
                     12/7/2009                                                     5,979,994
                         TOTAL BRITISH POUND                                       9,974,079

                     CANADIAN DOLLAR--0.9%
                     Sovereign--0.9%
    2,700,000        Canada, Government of, 5.000%, 6/1/2014                       2,517,038
    5,550,000        Canada, Government of, 5.250%, 6/1/2012                       5,189,295
    2,500,000        Canada, Government of, Bond, 3.000%, 6/1/2007                 2,174,469
                         TOTAL CANADIAN DOLLAR                                     9,880,802

                     EURO--5.1%
                     Sovereign--5.1%
    2,250,000        Austria, Government of, Bond, Series 975, 5.625%,
                     7/15/2007                                                     2,774,477
    6,080,000        Bundesschatzanweisungen, Note, 2.500%, 3/23/2007              7,218,974
    3,000,000        Finland, Government of, Note, 3.000%, 7/4/2008                3,571,289
    3,000,000        France, Government of, 4.000%, 4/25/2013                      3,712,914
    3,800,000        France, Government of, Bond, 4.250%, 4/25/2019                4,837,791
    4,300,000        Germany, Government of, 4.750%, 7/4/2028                      5,913,705
    5,500,000        Germany, Government of, 5.250%, 1/4/2008                      6,810,038
    6,000,000        Germany, Government of, Bond, 3.750%, 1/4/2009                7,269,572
    4,700,000        Germany, Government of, Bond, Series 0301, 4.750%,
                     7/4/2034                                                      6,586,732
    4,845,000        Germany, Government of, Series 0303, 4.250%,
                     1/4/2014                                                      6,101,474
     680,670         Netherlands, Government of, Bond, Series 1&2A,
                     8.250%, 2/15/2007                                              851,186
                         TOTAL EURO                                               55,648,152

                     JAPANESE YEN--1.5%
                     Agency--0.8%
   1,000,000,000     Federal National Mortgage Association, 1.750%,
                     3/26/2008                                                     8,857,406
                     Sovereign--0.7%
   220,000,000       Canada, Goverment of, Note, 0.700%, 3/20/2006                 1,901,235
   306,000,000       Italy, Series INTL, 0.650%, 3/20/2009                         2,638,244
   400,000,000       Italy, Government of, Bond, 1.800%, 2/23/2010                 3,570,990
                         TOTAL                                                     8,110,469
                         TOTAL JAPANESE YEN                                       16,967,875

                     SWEDISH KRONA--0.2%
                     Sovereign--0.2%
    10,500,000       Sweden, Government of, Bond, 8.000%, 8/15/2007                1,431,007
    7,000,000        Sweden, Kingdom of, Deb., Series 1040, 6.500%,
                     5/5/2008                                                       954,482
                         TOTAL SWEDISH KRONA                                       2,385,489

                     U.S. DOLLAR--0.9%
                     Federal National Mortgage Association--0.9%
    10,000,000       Federal National Mortgage Association, 4.000%,
                     6/23/2008                                                     9,778,722
                         TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST
                         $109,283,215)                                            105,056,804

                          ASSET-BACKED SECURITIES--0.2%
                     Home Equity Loan--0.0%
     257,729    (1)  125 Home Loan Owner Trust 1998-1A B1, 9.260%,
                     2/15/2029                                                      257,729
     102,499         New Century Home Equity Loan Trust 1997-NC5 M2,
                     7.240%, 10/25/2028                                             102,197
                         TOTAL                                                      359,926
                     Manufactured Housing--0.2%
    1,999,641        Green Tree Financial Corp. 1993-4 B2, 8.550%,
                     1/15/2019                                                     1,474,844
                         TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                         $2,377,545)                                               1,834,770

                     COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                     Non-Agency Mortgage--0.0%
      20,483    (1)  SMFC Trust Asset-Backed Certificates , 1997-A
                     B1-4, 1/28/2027
                     ---------------------------------------------------
                     (IDENTIFIED COST $18,721)                                      16,182

                     COMMON STOCKS--0.0%
                     Finance--0.0%
      2,013     (3)  Arcadia Financial Ltd. - Warrants                                 0
                     Sovereign--0.0%
       250      (3)  Nigeria, Government of, Warrants 11/15/2020                       0
                         TOTAL COMMON STOCKS (IDENTIFIED COST $0)                      0

                        MORTGAGE-BACKED SECURITIES--0.0%
                     Government National Mortgage Association--0.0%
      94,578         Government National Mortgage Association Pool
                       780360, 11.000%, 30 Year, 9/15/2015
                     ---------------------------------------------------
                     (IDENTIFIED COST $106,282)                                     101,791

                     MUNICIPAL BOND--0.0%
                     Municipal Services--0.0%
     250,000         McKeesport, PA, Taxable GO,  Series B 1997,
                     7.300%, (MBIA Insurance Corp. INS), 3/1/2020
                     (IDENTIFIED COST $249,413)                                     260,615

                     MUTUAL FUNDS--80.0%(4)
    13,184,502       Emerging Markets Fixed Income Core Fund                      257,122,389
    18,664,530       Federated Mortgage Core Portfolio                            184,778,852
    65,121,708       High Yield Bond Portfolio                                    440,222,747
                         TOTAL MUTUAL FUNDS (IDENTIFIED COST
                         $992,503,986)                                            882,123,988

                     PREFERRED STOCKS--0.3%
                     Financial Institution - Brokerage--0.2%
      40,000         Lehman Brothers Holdings, Pfd. 5.670%, $2.84,
                     Annual Dividend                                               2,040,000
                     Financial Institution - REITs--0.1%
      9,900          Prologis Trust, REIT Perpetual Pfd. Stock, Series
                     C, $4.27, Annual Dividend                                      574,200
                         TOTAL PREFERRED STOCKS (IDENTIFIED COST
                         $2,146,408)                                               2,614,200

                     REPURCHASE AGREEMENT--0.1%
    1,507,000        Interest in $3,700,000,000 joint repurchase
                     agreement 4.580%, dated 2/28/2006 under which Bank
                     of America N.A. will repurchase U.S. Government
                     Agency securities with various maturities to
                     4/1/2035 for $3,700,470,722 on 3/1/2006.  The
                     market value of the underlying securities at the
                     end of the period was $3,774,000,000. (AT
                     AMORTIZED COST)                                               1,507,000
                            TOTAL INVESTMENTS--99.4%
                     ===================================================
                         (IDENTIFIED COST $1,213,510,272)(5)                     1,096,031,553
                         OTHER ASSETS AND LIABILITIES - NET -0.6%                  6,373,564
                         TOTAL NET ASSETS -100%                              $   1,102,405,117

===========================================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $18,237,817 which represents 1.7% of total net assets.
     2 Issuer has defaulted on final principal payment.
     3 Non-income producing security.
     4 Affiliated companies.
     5 The cost of investments for federal tax purposes was $1,214,186,161.The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $118,154,608. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,037,938 and net unrealized depreciation from investments for those securities having an excess of cost over value of $157,192,546.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in Federated Core Trust (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940 (the "Act"), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronyms are used throughout this portfolio:

GO          --General Obligation
INS         --Insured
REIT        --Real Estate Investment Trust





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)
Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006